SCHEDULE OF INCOME TAX EXPENSES BENEFITS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current tax expense	$ 3,229	$ (1,902)	$ 15,187	$ 35,456
Deferred tax expense (benefits)		(7,964)		129,812	(43,930)
Total income taxes	$ 3,229	$ (9,866)	$ 15,187	$ 165,268	$ (43,930)